Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares	1,250,000	1,250,000
Common stock, issued shares	1,210,597	1,215,879
Common stock, outstanding shares	1,210,597	1,215,879